Consolidated balance sheets (Parenthetical) - € / shares	Sep. 30, 2019	Dec. 31, 2018
Consolidated balance sheets
Par value (in dollars per share)	€ 0
Nominal value (in dollars per share)	€ 1.00
Shares authorized	374,165,226	384,822,972
Shares issued	304,356,545	307,878,652
Shares outstanding	300,359,593	306,878,701